Pensions and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Schedule of allocation of plan assets
The Company's 2020 Policy and actual asset allocation for the Company's pension plans based on fair value are as follows:

		Actual plan asset allocation
	Policy	2020	2019
Cash and short-term investments	2%	3%	3%
Bonds and mortgages	41%	37%	36%
Emerging market debt	1.5%	2%	3%
Private debt	1.5%	3%	3%
Equities	35%	38%	37%
Real estate	4%	2%	2%
Oil and gas	7%	3%	5%
Infrastructure	4%	3%	3%
Absolute return	10%	10%	10%
Alternative risk premia (1)	—%	1%	1%
Investment-related liabilities	(6)%	(2)%	(3)%
Total	100%	100%	100%
(1)    Asset class description has been changed from risk-factor allocation to alternative risk premia.

Fair value of plan assets by class
The following tables present the fair value of plan assets by asset class as at December 31, 2020 and 2019:

	Fair value measurements at December 31, 2020
In millions	Total	Level 1	Level 2	Level 3	NAV
Cash and short-term investments (1)	$594	$41	$553	$—	$—
Bonds (2)
Canada, U.S. and supranational	642	—	642	—	—
Provinces of Canada and municipalities	5,103	—	5,103	—	—
Corporate	1,472	—	1,472	—	—
Emerging market debt (3)	406	—	406	—	—
Mortgages (4)	21	—	21	—	—
Private debt (5)	575	—	—	—	575
Public equities (6)
Canadian	555	555	—	—	—
U.S.	3,249	3,214	35	—	—
International	3,477	3,477	—	—	—
Private equities (7)	303	—	—	—	303
Real estate (8)	381	—	—	279	102
Oil and gas (9)	649	128	17	504	—
Infrastructure (10)	571	—	65	—	506
Absolute return funds (11)
Multi-strategy	1,032	—	—	—	1,032
Fixed income	68	—	—	—	68
Global macro	697	—	—	—	697
Growth insurance	92	92	—	—	—
Alternative risk premia (12)	191	—	—	—	191
Total investments (13)	$20,078	$7,507	$8,314	$783	$3,474
Investment-related liabilities (14)	(441)
Other (15)	86
Total plan assets	$19,723

	Fair value measurements at December 31, 2019
In millions	Total	Level 1	Level 2	Level 3	NAV
Cash and short-term investments (1)	$502	$92	$410	$—	$—
Bonds (2)
Canada, U.S. and supranational	771	—	771	—	—
Provinces of Canada and municipalities	4,503	—	4,503	—	—
Corporate	1,347	—	1,347	—	—
Emerging market debt (3)	500	—	500	—	—
Mortgages (4)	52	—	52	—	—
Private debt (5)	481	—	—	—	481
Public equities (6)
Canadian	338	338	—	—	—
U.S.	3,265	3,234	31	—	—
International	3,006	3,006	—	—	—
Private equities (7)	215	—	—	—	215
Real estate (8)	435	—	—	329	106
Oil and gas (9)	901	177	17	707	—
Infrastructure (10)	619	—	66	—	553
Absolute return funds (11)
Multi-strategy	1,083	—	—	—	1,083
Fixed income	175	—	—	—	175
Global macro	490	—	—	—	490
Growth Insurance	17	17	—	—	—
Alternative risk premia (12)	288	—	—	—	288
Total investments (13)	$18,988	$6,864	$7,697	$1,036	$3,391
Investment-related liabilities (14)	(565)
Other (15)	1
Total plan assets	$18,424

Level 1: Fair value based on quoted prices in active markets for identical assets.
Level 2: Fair value based on other significant observable inputs.
Level 3: Fair value based on significant unobservable inputs.
NAV: Investments measured at net asset value as a practical expedient. Footnotes to the tables follow on the next page.
Reconciliation of the fair value of investments categorized as Level 3
The following table reconciles the beginning and ending balances of the fair value of investments classified as Level 3:

	Fair value measurements based on significant unobservable inputs (Level 3)
In millions	Real estate (8)	Oil and gas (9)	Total

Balance at December 31, 2018	$321	$728	$1,049
Actual return relating to assets still held at the reporting date	13	7	20
Purchases	3	—	3
Sales	(1)	—	(1)
Disbursements	(7)	(28)	(35)
Balance at December 31, 2019	329	707	1,036
Actual return relating to assets still held at the reporting date	(54)	(188)	(242)
Purchases	6	—	6
Sales	(1)	—	(1)
Disbursements	(1)	(15)	(16)
Balance at December 31, 2020	$279	$504	$783
(1)Cash and short-term investments with related accrued interest are valued at cost, which approximates fair value, and are categorized as Level 1 and Level 2 respectively.
(2)Bonds are valued using mid-market prices obtained from independent pricing data suppliers. When prices are not available from independent sources, the fair value is based on the present value of future cash flows using current market yields for comparable instruments.
(3)Emerging market debt funds are valued based on the net asset value which is readily available and published by each fund's independent administrator.
(4)Mortgages are valued based on the present value of future net cash flows using current market yields for comparable instruments.
(5)Private debt investments are valued based on the net asset value as reported by each fund's manager, generally based on the present value of future net cash flows using current market yields for comparable instruments.
(6)The fair value of public equity investments is based on quoted prices in active markets for identical assets.
(7)Private equity investments are valued based on the net asset value as reported by each fund's manager, generally using discounted cash flow analysis or earnings multiples.
(8)The fair value of real estate investments categorized as Level 3 includes immoveable properties. Land is valued based on the fair value of comparable assets, and income producing properties are valued based on the present value of estimated future net cash flows or the fair value of comparable assets. Independent valuations of all immoveable properties are performed triennially on a rotational basis. The fair value of real estate investments categorized as NAV consists mainly of investments in real estate private equity funds and is based on the net asset value as reported by each fund's manager, generally using a discounted cash flow analysis or earnings multiples.
(9)Oil and gas investments categorized as Level 1 are valued based on quoted prices in active markets. Oil and gas participations traded on a secondary market are valued based on the most recent transaction price and are categorized as Level 2. Investments in oil and gas categorized as Level 3 consist of operating oil and gas properties and the fair value is based on estimated future net cash flows that are discounted using prevailing market rates for transactions in similar assets. Estimated future net cash flows are based on forecasted oil and gas prices and projected annual production and costs.
(10)The fair value of infrastructure investments categorized as Level 2 is based on the present value of future cash flows using current market yields for comparable instruments. The fair value of infrastructure funds categorized as NAV is based on the net asset value as reported by each fund's manager, generally using a discounted cash flow analysis or earnings multiples.
(11)Absolute return investments are valued using the net asset value as reported by each fund's independent administrator. All absolute return investments have contractual redemption frequencies, ranging from monthly to annually, and redemption notice periods varying from 5 to 90 days.
(12)Alternative risk premia investments are valued using the net asset value as reported by each fund's independent administrator or fund manager. All funds have contractual redemption frequencies ranging from daily to annually, and redemption notice periods varying from 5 to 60 days.
(13)Derivative financial instruments, which are included in total investments, are valued using quoted market prices when available and are categorized as Level 1, or based on valuation techniques using market data, when quoted market prices are not available and are categorized as Level 2. Derivatives are included in the investment asset categories based on their underlying exposure.
(14)Investment-related liabilities include securities sold under repurchase agreements. The securities sold under repurchase agreement do not meet the conditions to remove from the assets and are therefore maintained on the books with an offsetting liability recorded to represent the financing nature of this transaction. These agreements are recorded at cost, which together with accrued interest approximates fair value due to their short-term nature.
(15)Other consists of operating assets of $262 million (2019 - $108 million) and liabilities of $176 million (2019 - $107 million) required to administer the Trusts' investment assets and the plans' benefit and funding activities. Such assets are valued at cost and have not been assigned to a fair value category.

Schedule of obligations and funded status
Obligations and funded status for defined benefit pension and other postretirement benefit plans

		Pensions		Other postretirement benefits
In millions	Year ended December 31,	2020	2019	2020	2019
Change in benefit obligation
Projected benefit obligation at beginning of year		$18,609	$17,275	$227	$247
Amendments		—	—	—	—
Interest cost		532	596	6	8
Actuarial loss (gain) on projected benefit obligation (1)		1,208	1,611	9	(9)
Current service cost		175	143	2	2
Plan participants' contributions		59	64		—
Foreign currency changes		(7)	(15)	—	(3)
Benefit payments, settlements and transfers		(1,077)	(1,065)	(16)	(18)
Projected benefit obligation at the end of the year (2)		$19,499	$18,609	$228	$227
Component representing future salary increases		(271)	(253)	—	—
Accumulated benefit obligation at end of year		$19,228	$18,356	$228	$227
Change in plan assets
Fair value of plan assets at beginning of year		$18,424	$17,244	$—	$—
Employer contributions		93	105	—	—
Plan participants' contributions		59	64	—	—
Foreign currency changes		(6)	(11)	—	—
Actual return on plan assets		2,230	2,087	—	—
Benefit payments, settlements and transfers		(1,077)	(1,065)	—	—
Fair value of plan assets at end of year (2)		$19,723	$18,424	$—	$—
Funded status - Excess (deficiency) of fair value of plan assets over projected benefit obligation at end of year		$224	$(185)	$(228)	$(227)
(1)Substantially all of the pensions' actuarial loss for the year ended December 31, 2020 and actuarial loss for the year ended December 31, 2019 is the result of the change in the end of year discount rate of the current year versus the prior year (55 basis points decrease for 2020 and 67 basis points decrease for 2019).
(2)For the CN Pension Plan, as at December 31, 2020, the projected benefit obligation was $18,075 million (2019 - $17,252 million) and the fair value of plan assets was $18,774 million (2019 - $17,523 million). The measurement date of all plans is December 31.

Amounts recognized in the consolidated balance sheet
Amounts recognized in the Consolidated Balance Sheets

		Pensions		Other postretirement benefits
In millions	December 31,	2020	2019	2020	2019
Noncurrent assets - Pension asset		$777	$336	$—	$—
Current liabilities (Note 14)		—	—	(14)	(15)
Noncurrent liabilities - Pension and other postretirement benefits		(553)	(521)	(214)	(212)
Total amount recognized		$224	$(185)	$(228)	$(227)

Amounts recognized in accumulated other comprehensive loss
Amounts recognized in Accumulated other comprehensive loss (Note 20)

		Pensions		Other postretirement benefits
In millions	December 31,	2020	2019	2020	2019
Net actuarial gain (loss)		$(4,165)	$(4,336)	$—	$14
Prior service credit (cost)		$—	$(3)	$4	$4

Information for the pension plans with an accumulated benefit obligation in excess of plan assets
Information for defined benefit pension plans with an accumulated benefit obligation in excess of plan assets

		Pensions
In millions	December 31,	2020	2019
Accumulated benefit obligation (1)		$724	$676
Fair value of plan assets (1)		$242	$225
(1)    All of the Company's other postretirement benefit pension plans have an accumulated benefit obligation in excess of plan assets.

Information for the pension plans with a projected benefit obligation in excess of plan assets
Information for defined benefit pension plans with a projected benefit obligation in excess of plan assets

		Pensions
In millions	December 31,	2020	2019
Projected benefit obligation		$900	$843
Fair value of plan assets		$347	$322

Components of net periodic benefit cost (income)
Components of net periodic benefit cost (income) for defined benefit pension and other postretirement benefit plans

		Pensions			Other postretirement benefits
In millions	Year ended December 31,	2020	2019	2018	2020	2019	2018
Current service cost		$175	$143	$170	$2	$2	$2
Other components of net periodic benefit cost (income)
Interest cost		532	596	568	6	8	9
Settlement loss		2	5	3	—	—	—
Expected return on plan assets		(1,095)	(1,085)	(1,083)	—	—	—
Amortization of prior service cost		3	3	3	—	—	—
Amortization of net actuarial loss (gain)		242	155	200	(5)	(3)	(2)
Total Other components of net periodic benefit cost (income)		$(316)	$(326)	$(309)	$1	$5	$7
Net periodic benefit cost (income)		$(141)	$(183)	$(139)	$3	$7	$9

Weighted-average assumptions used in accounting for pensions and other postretirement benefits
Weighted-average assumptions used in accounting for defined benefit pension and other postretirement benefit plans

	Pensions			Other postretirement benefits
December 31,	2020	2019	2018	2020	2019	2018
To determine projected benefit obligation
Discount rate (1)	2.55%	3.10%	3.77%	2.53%	3.14%	4.00%
Rate of compensation increase (2)	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%
To determine net periodic benefit cost (income)
Rate to determine current service cost (3)	3.20%	3.93%	3.68%	3.35%	4.25%	3.83%
Rate to determine interest cost (3)	2.86%	3.47%	3.15%	2.84%	3.68%	3.23%
Rate of compensation increase (2)	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%
Expected return on plan assets (4)	7.00%	7.00%	7.00%	N/A	N/A	N/A
(1)    The Company's discount rate assumption, which is set annually at the end of each year, is determined by management with the aid of third-party actuaries. The discount rate is used to measure the single amount that, if invested at the measurement date in a portfolio of high-quality debt instruments with a rating of AA or better, would provide the necessary cash flows to pay for pension benefits as they become due. For the Canadian pension and other postretirement benefit plans, future expected benefit payments are discounted using spot rates based on a derived AA corporate bond yield curve for each maturity year.
(2)    The rate of compensation increase is determined by the Company based upon its long-term plans for such increases.
(3)    The Company uses the spot rate approach to measure current service cost and interest cost for all defined benefit pension and other postretirement benefit plans. Under the spot rate approach, individual spot discount rates along the same yield curve used in the determination of the projected benefit obligation are applied to the relevant projected cash flows at the relevant maturity.
(4)    The expected long-term rate of return is determined based on expected future performance for each asset class and is weighted based on the investment policy. For 2020, the Company used a long-term rate of return assumption of 7.00% on the market-related value of plan assets to compute net periodic benefit cost (income). The Company has elected to use a market-related value of assets, whereby realized and unrealized gains/losses and appreciation/depreciation in the value of the investments are recognized over a period of five years, while investment income is recognized immediately. In 2021, the Company will decrease the expected long-term rate of return on plan assets by 25 basis points to 6.75% to reflect management's current view of long-term investment returns.

Estimated future benefit payments
Expected future benefit payments
The following table provides the expected benefit payments for pensions and other postretirement benefits for the next five years and the subsequent five-year period:

In millions	Pensions	Other postretirement benefits
2021	$1,066	$14
2022	$1,059	$14
2023	$1,054	$13
2024	$1,046	$12
2025	$1,040	$12
Years 2026 to 2030	$5,070	$55